Prepayments and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepayments And Other Current Assets [Abstract]
Taxes receivable	$ 6,778	$ 5,517
Receivables from storage facilities	1,692	2,599
Receivables from voyages	395	966
Prepayments to fuel suppliers	50,151	92,372
Derivative asset	21,077	0
Prepaid vessel expenses	4,684	6,058
Other prepayments and current assets	11,108	8,492
Total	$ 95,885	$ 116,004